Shareholder Report, Holdings (Details)	Oct. 31, 2024
C000001809 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001809 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001809 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001809 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001809 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001809 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001809 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001809 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001809 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001809 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001809 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000001809 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000001809 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001809 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001809 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001809 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001809 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001809 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000001811 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000001811 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001811 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001811 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001811 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001811 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001811 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001811 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000001811 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001811 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000001811 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000001811 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000001811 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000001811 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000001811 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000001811 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001811 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000001811 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000173131 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000173131 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173131 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173131 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173131 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173131 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173131 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173131 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000173131 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173131 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000173131 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000173131 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000173131 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000173131 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000173131 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000173131 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173131 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000173131 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000128459 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000128459 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000128459 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128459 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128459 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128459 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128459 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128459 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000128459 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128459 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000128459 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000128459 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000128459 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000128459 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000128459 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000128459 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000128459 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000128459 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000178763 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000178763 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178763 [Member] | East West Bancorp Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178763 [Member] | The Goldman Sachs Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178763 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178763 [Member] | The Allstate Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178763 [Member] | Citigroup Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178763 [Member] | Wells Fargo And Company [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000178763 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178763 [Member] | Synovus Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000178763 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000178763 [Member] | Insurance Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.20%
C000178763 [Member] | Consumer finance [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000178763 [Member] | Specialized REITs [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000178763 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000178763 [Member] | Mortgage real estate investment trusts [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178763 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C000178763 [Member] | Capital markets [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.40%
C000001813 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001813 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001813 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001813 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001813 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001813 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001813 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001813 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001813 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001813 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001813 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000001813 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000001815 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000001815 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001815 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001815 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000001815 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001815 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000001815 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000001815 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000001815 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000001815 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000001815 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000001815 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000173132 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000173132 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173132 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173132 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000173132 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173132 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000173132 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000173132 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000173132 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000173132 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000173132 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000173132 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000178764 [Member] | M And T Bank Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000178764 [Member] | Pinnacle Financial Partners Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178764 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178764 [Member] | Huntington Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000178764 [Member] | Citizens Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178764 [Member] | Regions Financial Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000178764 [Member] | Fifth Third Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000178764 [Member] | U S Bancorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000178764 [Member] | KeyCorp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000178764 [Member] | Zions Bancorp NA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000178764 [Member] | Banks [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.40%
C000178764 [Member] | Short term investments and other [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%